Other Non-Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Other Non-Current Liabilities [Abstract]
Schedule of other non-current liabilities
	December 31, 2020	June 30, 2021
Payable to exiting investors	$94,316	$97,979
Product warranty – non-current	15,060	15,244
Deferred subsidy income- non-current	1,221	1,139
Total	$110,597	$114,362

	December 31, 2019	December 31, 2020
Deferred subsidy income – non-current	$1,389	$1,221
Payable to exiting Investors	114,870	94,316
Product warranty	14,693	15,060
Total	$130,952	$110,597